Segment Reporting - Schedule of Operating Financial Results of Operating Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Revenues	$ 16,316	$ 17,834
Cost of Revenue	1,082	5,526
Compensation and benefits	15,478	13,909
Selling, general and administrative	6,510	5,129
Depreciation and amortization	1,249	1,108
Dividends and interest income	6,057	8,057
Interest expense	(4,157)	(4,334)
Net realized and unrealized (loss) gain	16,854	2,212
Net realized and unrealized gain on investments of Consolidated Funds	3,322	233
Interest and other income of Consolidated Funds	1,563	829
(Loss) income before income taxes from continuing operations	15,636	(841)
Income tax expense	(86)	(101)
Net (loss) income from continuing operations	15,550	(942)
Net income from discontinued operations	0	16
Net (loss) income	15,550	(926)
Operating Segments
Segment Reporting Information [Line Items]
Revenues	16,316	17,834
Cost of Revenue	1,082	5,526
Compensation and benefits	12,342	9,649
Selling, general and administrative	3,061	1,684
Depreciation and amortization	1,249	844
Dividends and interest income	1	0
Interest expense	0	0
Net realized and unrealized (loss) gain	0	853
Net realized and unrealized gain on investments of Consolidated Funds	0	0
Interest and other income of Consolidated Funds	0	0
(Loss) income before income taxes from continuing operations	(1,417)	984
Income tax expense	0	0
Net (loss) income from continuing operations		984
Net income from discontinued operations		0
Net (loss) income	(1,417)	984
Operating Segments | Alternative Credit
Segment Reporting Information [Line Items]
Revenues	10,323	7,874
Cost of Revenue	0	0
Compensation and benefits	6,383	6,088
Selling, general and administrative	1,317	1,218
Depreciation and amortization	273	833
Dividends and interest income	1	0
Interest expense	0	0
Net realized and unrealized (loss) gain	0	(9,330)
Net realized and unrealized gain on investments of Consolidated Funds	0	0
Interest and other income of Consolidated Funds	0	0
(Loss) income before income taxes from continuing operations	2,351	(9,595)
Income tax expense	0	0
Net (loss) income from continuing operations		(9,595)
Net income from discontinued operations		0
Net (loss) income	2,351	(9,595)
Operating Segments | Real Estate
Segment Reporting Information [Line Items]
Revenues	5,993	9,960
Cost of Revenue	1,082	5,526
Compensation and benefits	5,959	3,561
Selling, general and administrative	1,744	466
Depreciation and amortization	976	11
Dividends and interest income	0	0
Interest expense	0	0
Net realized and unrealized (loss) gain	0	10,183
Net realized and unrealized gain on investments of Consolidated Funds	0	0
Interest and other income of Consolidated Funds	0	0
(Loss) income before income taxes from continuing operations	(3,768)	10,579
Income tax expense	0	0
Net (loss) income from continuing operations		10,579
Net income from discontinued operations		0
Net (loss) income	(3,768)	10,579
Corporate & Other
Segment Reporting Information [Line Items]
Revenues	0	0
Cost of Revenue	0	0
Compensation and benefits	3,136	4,260
Selling, general and administrative	3,449	3,445
Depreciation and amortization	0	264
Dividends and interest income	6,056	8,057
Interest expense	(4,157)	(4,334)
Net realized and unrealized (loss) gain	16,854	1,359
Net realized and unrealized gain on investments of Consolidated Funds	3,322	233
Interest and other income of Consolidated Funds	1,563	829
(Loss) income before income taxes from continuing operations	17,053	(1,825)
Income tax expense	(86)	(101)
Net (loss) income from continuing operations		(1,926)
Net income from discontinued operations		16
Net (loss) income	$ 16,967	$ (1,910)